Deferred tax - Movements in net deferred tax asset/(liability) (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	£ 17,607,000	£ (3,304,000)
(Expensed)/credited to statement of profit or loss (Note 10)	7,728,000	19,559,000
Credited/(expensed) to other comprehensive income (Note 10)	(408,000)	1,667,000
Expense relating to share-based payments		(315,000)
Net deferred tax assets/(liabilities) at end of year	24,927,000	17,607,000	£ (3,304,000)
US
Movements in net deferred tax asset
Unrecognised deferred tax assets	97,278,000	94,280,000
US | Net operating losses and interest restriction
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	4,277,000	6,976,000
(Expensed)/credited to statement of profit or loss (Note 10)	15,144,000	(2,699,000)
Net deferred tax assets/(liabilities) at end of year	19,421,000	4,277,000	6,976,000
Unrecognised deferred tax assets	69,274,000
US | Unrealized foreign exchange and derivative movements
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year		(2,796,000)
(Expensed)/credited to statement of profit or loss (Note 10)		2,796,000
Net deferred tax assets/(liabilities) at end of year			(2,796,000)
US | Property, plant and equipment
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(4,277,000)	(4,180,000)
(Expensed)/credited to statement of profit or loss (Note 10)	65,000	(97,000)
Net deferred tax assets/(liabilities) at end of year	(4,212,000)	(4,277,000)	(4,180,000)
US | Foreign tax credits
Movements in net deferred tax asset
(Expensed)/credited to statement of profit or loss (Note 10)	(15,209,000)
Net deferred tax assets/(liabilities) at end of year	(15,209,000)
Unrecognised deferred tax assets	13,547,000
US | General accruals not paid within 8.5 months of year end
Movements in net deferred tax asset
Unrecognised deferred tax assets	5,291,000
US | Salary not paid with 2.5 months of year end
Movements in net deferred tax asset
Unrecognised deferred tax assets	2,230,000
US | Research and development
Movements in net deferred tax asset
Unrecognised deferred tax assets	2,511,000
US | Other
Movements in net deferred tax asset
Unrecognised deferred tax assets	4,425,000
UK
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	17,607,000	(3,304,000)
(Expensed)/credited to statement of profit or loss (Note 10)	7,728,000	19,559,000	4,801,000
Credited/(expensed) to other comprehensive income (Note 10)	(408,000)	1,667,000	(1,018,000)
Expense relating to share-based payments		(315,000)
Net deferred tax assets/(liabilities) at end of year	24,927,000	17,607,000	(3,304,000)
Unrecognised deferred tax assets	0	0
UK | Accelerated tax depreciation
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(3,459,000)	(1,602,000)
(Expensed)/credited to statement of profit or loss (Note 10)	(1,676,000)	(1,857,000)
Net deferred tax assets/(liabilities) at end of year	(5,135,000)	(3,459,000)	(1,602,000)
UK | Intangible assets
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(22,582,000)	(15,737,000)
(Expensed)/credited to statement of profit or loss (Note 10)	(4,677,000)	(6,845,000)
Net deferred tax assets/(liabilities) at end of year	(27,259,000)	(22,582,000)	(15,737,000)
UK | Non qualifying property
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(17,467,000)	(17,472,000)
(Expensed)/credited to statement of profit or loss (Note 10)	5,000	5,000
Net deferred tax assets/(liabilities) at end of year	(17,462,000)	(17,467,000)	(17,472,000)
UK | Property fair value adjustment
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	(15,549,000)	(16,180,000)
(Expensed)/credited to statement of profit or loss (Note 10)	631,000	631,000
Net deferred tax assets/(liabilities) at end of year	(14,918,000)	(15,549,000)	(16,180,000)
UK | Net operating losses
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	71,882,000	46,508,000
(Expensed)/credited to statement of profit or loss (Note 10)	15,287,000	25,124,000
Credited/(expensed) to other comprehensive income (Note 10)	(132,000)	250,000
Net deferred tax assets/(liabilities) at end of year	87,037,000	71,882,000	46,508,000
UK | Other
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of year	4,782,000	1,179,000
(Expensed)/credited to statement of profit or loss (Note 10)	(1,842,000)	2,501,000
Credited/(expensed) to other comprehensive income (Note 10)	(276,000)	1,417,000
Expense relating to share-based payments		(315,000)
Net deferred tax assets/(liabilities) at end of year	2,664,000	£ 4,782,000	£ 1,179,000
UK | Due after 1 year
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at end of year	£ 24,927,000